Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Document Type		dei_DocumentType	485BPOS
Document Period End Date		dei_DocumentPeriodEndDate	Jul. 31, 2015
Registrant Name		dei_EntityRegistrantName	USAA MUTUAL FUNDS TRUST
Central Index Key		dei_EntityCentralIndexKey	0000908695
Amendment Flag		dei_AmendmentFlag	false
Trading Symbol		dei_TradingSymbol	usaa
Document Creation Date		dei_DocumentCreationDate	Jul. 26, 2015
Document Effective Date		dei_DocumentEffectiveDate	Aug. 07, 2015
Prospectus Date		rr_ProspectusDate	Aug. 07, 2015
USAA Capital Growth Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return		rr_RiskReturnHeading	Risk Return Summary USAA Capital Growth Fund
Objective		rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary		rr_ObjectivePrimaryTextBlock	The USAA Capital Growth Fund (the Fund) seeks capital appreciation.
Expense		rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative		rr_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses for the Fund Shares are based on expenses incurred during the Fund’s most recently completed fiscal year while the annual fund operating expenses for the Institutional Shares are based on estimated expenses for the current fiscal year.

Shareholder Fees Caption		rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Head		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Text		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

For the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its whole portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	36.00%
Expense Example		rr_ExpenseExampleHeading	Example
Expense Example Narrative		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund’s operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation for the Institutional Shares is not continued beyond one year.

Strategy		rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative		rr_StrategyNarrativeTextBlock	The Fund invests primarily in equity securities that are believed to be the most attractive in the global marketplace. The Fund may invest up to 100% of its assets in foreign securities.
Risk		rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative		rr_RiskNarrativeTextBlock

Any investment involves risk, and there is no assurance that the Fund’s objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund’s manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in the Fund.

The equity securities in the Fund’s portfolio are subject to stock market risk. A company's stock price in general may decline over short or even extended periods, regardless of the success or failure of a company’s operations. Equity securities tend to be more volatile than bonds. In addition, to the degree the Fund invests in foreign securities, there is a possibility that the value of the Fund’s investments in foreign securities will decrease because of unique risks, such as currency exchange-rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

An investment in the Fund is not a deposit in USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table		rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative		rr_PerformanceNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund has two classes of shares: Fund Shares and Institutional Shares. The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund Shares’ volatility and performance from year to year for each full calendar year over the past 10 years. The table shows how the Fund’s average annual total returns for the periods indicated compared to those of the Fund's benchmark index and an additional index of funds with similar investment objectives.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield, log on to usaa.com or call (800) 531-USAA (8722) or (210) 531-8722.

Bar Chart Head		rr_BarChartHeading	RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31
Annual Return 2005		rr_AnnualReturn2005	8.50%
Annual Return 2006		rr_AnnualReturn2006	22.43%
Annual Return 2007		rr_AnnualReturn2007	12.72%
Annual Return 2008		rr_AnnualReturn2008	(43.48%)
Annual Return 2009		rr_AnnualReturn2009	23.16%
Annual Return 2010		rr_AnnualReturn2010	12.13%
Annual Return 2011		rr_AnnualReturn2011	(7.91%)
Annual Return 2012		rr_AnnualReturn2012	14.23%
Annual Return 2013		rr_AnnualReturn2013	29.09%
Annual Return 2014		rr_AnnualReturn2014	10.42%
Bar Chart Closing		rr_BarChartClosingTextBlock
SIX-MONTH YTD TOTAL RETURN 4.92% (6/30/15)
BEST QUARTER*	WORST QUARTER*
16.77% 3rd Qtr. 2009	-24.56% 4th Qtr. 2008

*Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you.  Please note that after-tax returns are shown only for the Fund Shares and may differ for the Institutional Shares.

Year to Date Return, Label		rr_YearToDateReturnLabel	SIX-MONTH YTD TOTAL RETURN
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	4.92%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	BEST QUARTER*
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	16.77%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	WORST QUARTER*
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(24.56%)
Performance Table Heading		rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For Periods Ended December 31, 2014
USAA Capital Growth Fund | Fund Shares
Risk/Return:		rr_RiskReturnAbstract
(fees paid directly from your investment)		rr_RedemptionFeeOverRedemption	none
Management Fee (fluctuates based on the Fund's performance relative to a securities market index)		rr_ManagementFeesOverAssets	0.78%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.50%
Total Annual Operating Expenses		rr_ExpensesOverAssets	1.28%
Reimbursement from Adviser		rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Operating Expenses After Reimbursement		rr_NetExpensesOverAssets	1.28%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 130
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	406
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	702
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,545
USAA Capital Growth Fund | Fund Shares | Return Before Taxes
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	10.42%
5 Years		rr_AverageAnnualReturnYear05	10.95%
10 Years		rr_AverageAnnualReturnYear10	5.77%
USAA Capital Growth Fund | Fund Shares | Return After Taxes on Distributions
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	9.70%
5 Years		rr_AverageAnnualReturnYear05	10.71%
10 Years		rr_AverageAnnualReturnYear10	5.01%
USAA Capital Growth Fund | Fund Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	5.90%
5 Years		rr_AverageAnnualReturnYear05	8.75%
10 Years		rr_AverageAnnualReturnYear10	4.49%
USAA Capital Growth Fund | Fund Shares | MSCI World Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	4.94%
5 Years		rr_AverageAnnualReturnYear05	10.20%
10 Years		rr_AverageAnnualReturnYear10	6.03%
USAA Capital Growth Fund | Fund Shares | Lipper Global Funds Index (reflects no deduction for taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	3.86%
5 Years		rr_AverageAnnualReturnYear05	9.09%
10 Years		rr_AverageAnnualReturnYear10	6.10%
USAA Capital Growth Fund | Inst. Shares
Risk/Return:		rr_RiskReturnAbstract
(fees paid directly from your investment)		rr_RedemptionFeeOverRedemption	none
Management Fee (fluctuates based on the Fund's performance relative to a securities market index)		rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.56%
Total Annual Operating Expenses		rr_ExpensesOverAssets	1.31%
Reimbursement from Adviser	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)
Total Annual Operating Expenses After Reimbursement		rr_NetExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 112
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	395
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	698
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,561
USAA Growth & Income Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return		rr_RiskReturnHeading	Risk Return Summary USAA Growth & Income Fund
Objective		rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary		rr_ObjectivePrimaryTextBlock	The USAA Growth & Income Fund (the Fund) seeks capital growth with a secondary investment objective of current income.
Expense		rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative		rr_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses for the Fund Shares and Adviser Shares are based on expenses incurred during the Fund’s most recently completed fiscal year while the annual fund operating expenses for the Institutional Shares are based on estimated expenses for the current fiscal year.

Shareholder Fees Caption		rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Head		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Text		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

For the most recent fiscal year, the Fund’s portfolio turnover rate was 61% of the average value of its whole portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	61.00%
Expense Example		rr_ExpenseExampleHeading	Example
Expense Example Narrative		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund’s operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation arrangement for the Institutional Shares and the Adviser Shares are not continued beyond one year.

Strategy		rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative		rr_StrategyNarrativeTextBlock	The Fund invests its assets primarily in equity securities that show the best potential for total return through a combination of capital growth and income. Although the Fund invests primarily in U.S. securities, it may invest up to 20% of its total assets in foreign securities, including securities issued in emerging markets.
Risk		rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative		rr_RiskNarrativeTextBlock

Any investment involves risk, and there is no assurance that the Fund’s objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund’s manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in the Fund.

The equity securities in the Fund’s portfolio are subject to stock market risk. A company's stock price in general may decline over short or even extended periods, regardless of the success or failure of a company’s operations. Equity securities tend to be more volatile than bonds. In addition, to the degree the Fund invests in foreign securities, there is a possibility that the value of the Fund’s investments in foreign securities will decrease because of unique risks, such as currency exchange-rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

An investment in the Fund is not a deposit in USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table		rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative		rr_PerformanceNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund has three classes of shares: Fund Shares, Institutional Shares, and Adviser Shares. The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund Shares’ volatility and performance from year to year for each full calendar year over the past 10 years. The table shows how the average annual total returns of the share classes for the periods indicated compared to those of the Fund’s benchmark index and an additional index of funds with similar investment objectives.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield, log on to usaa.com or call (800) 531-USAA (8722) or (210) 531-8722.

Bar Chart Head		rr_BarChartHeading	RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31
Annual Return 2005		rr_AnnualReturn2005	6.89%
Annual Return 2006		rr_AnnualReturn2006	9.55%
Annual Return 2007		rr_AnnualReturn2007	9.49%
Annual Return 2008		rr_AnnualReturn2008	(41.46%)
Annual Return 2009		rr_AnnualReturn2009	32.27%
Annual Return 2010		rr_AnnualReturn2010	15.93%
Annual Return 2011		rr_AnnualReturn2011	(2.52%)
Annual Return 2012		rr_AnnualReturn2012	12.49%
Annual Return 2013		rr_AnnualReturn2013	35.91%
Annual Return 2014		rr_AnnualReturn2014	11.21%
Bar Chart Closing		rr_BarChartClosingTextBlock
SIX-MONTH YTD TOTAL RETURN 2.60% (6/30/15)
BEST QUARTER*	WORST QUARTER*
17.19% 3rd Qtr. 2009	-25.36% 4th Qtr. 2008

*Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of shares of the Fund may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you. Please note that after-tax returns are shown only for the Fund Shares and may differ for each share class.

Year to Date Return, Label		rr_YearToDateReturnLabel	SIX-MONTH YTD TOTAL RETURN
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	2.60%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	BEST QUARTER*
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	17.19%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	WORST QUARTER*
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(25.36%)
Performance Table Heading		rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For Periods Ended December 31, 2014
USAA Growth & Income Fund | Fund Shares
Risk/Return:		rr_RiskReturnAbstract
(fees paid directly from your investment)		rr_RedemptionFeeOverRedemption	none
Management Fee (fluctuates based on the Fund's performance relative to a securities market index)		rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.34%
Total Annual Operating Expenses		rr_ExpensesOverAssets	0.94%
Reimbursement from Adviser		rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Operating Expenses After Reimbursement		rr_NetExpensesOverAssets	0.94%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 96
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	300
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	520
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,155
USAA Growth & Income Fund | Fund Shares | Return Before Taxes
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	11.21%
5 Years		rr_AverageAnnualReturnYear05	13.95%
10 Years		rr_AverageAnnualReturnYear10	6.67%
USAA Growth & Income Fund | Fund Shares | Return After Taxes on Distributions
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	7.92%
5 Years		rr_AverageAnnualReturnYear05	13.13%
10 Years		rr_AverageAnnualReturnYear10	5.69%
USAA Growth & Income Fund | Fund Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	9.04%
5 Years		rr_AverageAnnualReturnYear05	11.21%
10 Years		rr_AverageAnnualReturnYear10	5.35%
USAA Growth & Income Fund | Inst. Shares
Risk/Return:		rr_RiskReturnAbstract
(fees paid directly from your investment)		rr_RedemptionFeeOverRedemption	none
Management Fee (fluctuates based on the Fund's performance relative to a securities market index)		rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.38%
Total Annual Operating Expenses		rr_ExpensesOverAssets	0.98%
Reimbursement from Adviser	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)
Total Annual Operating Expenses After Reimbursement		rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	299
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	529
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,190
USAA Growth & Income Fund | Adviser Shares
Risk/Return:		rr_RiskReturnAbstract
(fees paid directly from your investment)		rr_RedemptionFeeOverRedemption	none
Management Fee (fluctuates based on the Fund's performance relative to a securities market index)		rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	0.37%
Total Annual Operating Expenses		rr_ExpensesOverAssets	1.22%
Reimbursement from Adviser	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Operating Expenses After Reimbursement		rr_NetExpensesOverAssets	1.20%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 122
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	385
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	668
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,476
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 01, 2010
USAA Growth & Income Fund | Adviser Shares | Return Before Taxes
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	10.90%
5 Years		rr_AverageAnnualReturnYear05	none
10 Years		rr_AverageAnnualReturnYear10	none
Since Inception		rr_AverageAnnualReturnSinceInception	14.92%
USAA Growth & Income Fund | Adviser Shares | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	12.56%
5 Years		rr_AverageAnnualReturnYear05	15.63%
10 Years		rr_AverageAnnualReturnYear10	7.94%
Since Inception		rr_AverageAnnualReturnSinceInception	17.75%
USAA Growth & Income Fund | Adviser Shares | Lipper Multi-Cap Core Funds Index (reflects no deduction for taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	10.06%
5 Years		rr_AverageAnnualReturnYear05	13.95%
10 Years		rr_AverageAnnualReturnYear10	7.50%
Since Inception		rr_AverageAnnualReturnSinceInception	15.82%
[1]	The Adviser has agreed, through August 7, 2016, to make payments or waive management, administration, and other fees to limit the expenses of the Fund so that the total annual operating expenses of the Institutional Shares (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 1.10% of the Institutional Shares' average daily net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Adviser at any time after August 7, 2016.
[2]	The Adviser has agreed, through August 7, 2016, to make payments or waive management, administration, and other fees to limit the expenses of the Fund so that the total annual operating expenses of the Institutional Shares and Adviser Shares (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.85% and 1.20% of the Institutional Shares' and Adviser Shares' average daily net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Adviser at any time after August 7, 2016.